Stockholders’ Equity (Details Narrative) - USD ($)									3 Months Ended		9 Months Ended		12 Months Ended	44 Months Ended
	Jan. 31, 2025	Jan. 02, 2025	Nov. 16, 2024	Nov. 11, 2024	Jul. 18, 2024	Jul. 15, 2024	Apr. 28, 2024	Feb. 11, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Class of Stock [Line Items]
Reverse stock split	10 for 1
Reverse stock split, shares authorized	15,000,000
Stock Issued During Period, Value, Other										$ 1,086,000		$ 1,086,000
Proceeds from private placement											$ 822,501	1,290,000
Payments for repurchase of stock											$ 249,675	(0)
Treasury stock outstanding, shares									58,038		58,038		348,968	58,038
Fair value options granted									$ 119,201	93,815	$ 309,062	322,833
Equity Option [Member]
Class of Stock [Line Items]
Shares available for grant, value									0		$ 0		$ 0	$ 0
Options granted, per share											$ 3.45
Stock compensation expense											$ 30,852	$ 110,985
Aggregate exercisable intrinsic value									0		0			0
Equity Option [Member] | Each Board Member [Member]
Class of Stock [Line Items]
Options granted		2,250
Options granted, per share		$ 3.45
Fair value options granted		$ 6,854
Exercisable term		10 years
Equity Option [Member] | All Board Members [Member]
Class of Stock [Line Items]
Options granted		13,500
Fair value options granted		$ 41,124
Stock compensation expense											30,852
Options, unvested value									$ 10,272		$ 10,272			$ 10,272
Employment Agreements [Member]
Class of Stock [Line Items]
Stock vested, shares issued											4,953
Stock vested, shares issued value											$ 13,905
Restricted stock vested											7,494
Shares vested, value											$ 48,564
Shares available for grant									20,723		20,723			20,723
Shares available for grant, value									$ 52,733		$ 52,733			$ 52,733
Securities Purchase Agreement [Member] | Alumni Capital LP [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					142,867	25,000	94,825
Stock Issued During Period, Value, Other					$ 354,282	$ 86,995	$ 381,224
Share Purchase Agreement [Member] | Alumni Capital LP [Member]
Class of Stock [Line Items]
Stock terminated during period, value				$ 262,692
Proceeds from private placement											$ 822,501
Alumni Capital LP [Member]
Class of Stock [Line Items]
Description of SPA			On November 16, 2024, we entered into a Securities Purchase Agreement (the “Agreement”) with Alumni Capital LP, a Delaware limited partnership. Pursuant to the Agreement, we have the right, but not the obligation to cause Alumni Capital LP to purchase up to $20,000,000 common stock, par value $0.001, at certain purchase price during the period beginning on the execution date of the Agreement and ending on the earlier of (i) the date which Alumni Capital LP has purchased $20,000,000 of the Company’s common stock pursuant to the Agreement or (ii) November 16, 2027.
Eight Employees [Member] | Award Agreement [Member]
Class of Stock [Line Items]
Restricted stock vested											5,100	5,100		20,400
Restricted stock awarded, shares								42,000
Restricted stock awarded, fair value								$ 2,942,800
Share-based compensation expense											$ 268,005	$ 268,005
Unamortized balance									$ 446,675	$ 446,675	$ 446,675	$ 446,675		$ 446,675
Common Stock [Member]
Class of Stock [Line Items]
Stock authorized shares reverse stock splits adjustment											309,281
Stock terminated during period, value													$ 1,055,591
Stock repurchased during period, shares											58,038
Payments for repurchase of stock											$ 249,675
Shares retired during period											348,968